Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net loss for the year before income tax	$ (7,906,000)	$ (8,998,000)	$ (5,164,000)
Combined federal and provincial tax rate	25.00%	26.00%	34.00%
Expected income tax recovery	(1,977,000)	(2,373,000)	(1,756,000)
Items not deductible for tax purposes	218,000	168,000	1,031,000
Adjustment to prior years net operating losses	39,000	0	76,000
Financing fees charged to equity	0	(247,000)	0
Effect of rate change	0	109,000	0
Net tax effect of assets recorded on re-domicile	0	(1,420,000)	0
Change in valuation allowance	1,742,119	3,763,000	649,000
Income tax provision	$ 22,119	$ 0	$ 0